5. REAL ESTATE OWNED (Tables)	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
Real estate owned
	September 30,
	2013	2012
Real estate acquired through foreclosure:
One-to-four family units	$ 302	$ 478
Multi-family	-	-
Land loans	353	35
Commercial real estate loans	86	-
Less allowance for losses	-	-

Real estate owned - net	$ 741	$ 513